Equity - Summary of equity (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital and share premium
Share capital	€ 31	€ 35	€ 37	€ 39
Share premium	17,116	17,116	17,116	17,105
Total share capital and share premium	17,148	17,151	17,154
Other reserves
Reserve of cash flow hedges	(1,693)	(2,058)	(3,055)
Revaluation reserves credit liability	(15)	31	70
Revaluation reserve: Property in own use	161	178	176
Net defined benefit asset/liability remeasurement reserve	(333)	(317)	(232)
Currency translation reserve	(1,986)	(2,527)	(2,395)
Share of associates and joint ventures and other	2,607	3,047	3,603
Treasury shares	(765)	(1,994)	(1,205)	(1,612)
Other reserves	(687)	(2,767)	(2,192)
Retained earnings	36,243	40,299	41,538
Shareholders’ equity (parent)	52,703	54,684	56,500
Non-controlling interests	995	944	504
Total equity	53,698	55,628	57,004	€ 52,802
Equity securities at FVOCI
Other reserves
Revaluation reserve: equity securities at FVOCI	1,816	1,152	1,187
Revaluation reserve: debt instruments at FVOCI	1,816	1,152	1,187
Debt instruments at FVOCI
Other reserves
Revaluation reserve: equity securities at FVOCI	(479)	(280)	(341)
Revaluation reserve: debt instruments at FVOCI	€ (479)	€ (280)	€ (341)